Inventories (Tables)	6 Months Ended
Jun. 30, 2026
Inventories [Abstract]
Schedule of Inventories, Net	Inventories, net consist of the following:
	June 30, 2026	December 31, 2025
Finished goods	$1,891,633	$1,879,542
Others	722	-
Total	1,892,355	1,879,542